Related Party Balances and Transactions (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Balances and Transactions [Line Items]
Payable balances		$ 1,237
Short-term employee benefits	$ 59,125	67,297	62,574
Campalier, S.A. de C.V. [Member]
Related Party Balances and Transactions [Line Items]
Service amount paid		$ 250	$ 104